UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Knowledge Leaders Developed World ETF

(KLDW)

SEMI-ANNUAL REPORT

OCTOBER 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 998-9890 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 998-9890 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Knowledge Leaders Developed World ETF

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Supplemental Information	22
Expense Example	25

This report and the financial statements contained herein are provided for the general information of the shareholders of the Knowledge Leaders Developed World ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

 www.knowledgeleadersfunds.com/kldw/

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	AUSTRALIA — 3.5%
91,184	ALS Ltd.	$598,718
16,236	Altium Ltd.	423,916
318,980	Boral Ltd.	1,021,457
40,918	Carsales.com Ltd.	596,819
4,510	CSL Ltd.	910,745
192,126	Harvey Norman Holdings Ltd.	599,047
34,358	IDP Education Ltd.	465,186
25,502	Woolworths Group Ltd.	683,399
		5,299,287
	BELGIUM — 0.3%
4,838	Solvay S.A.	392,797

	CANADA — 2.4%
39,442	CAE, Inc.	673,275
13,284	Descartes Systems Group, Inc.*	711,748
8,200	Enghouse Systems Ltd.	406,571
6,478	George Weston Ltd.	453,924
8,200	Loblaw Cos. Ltd.	407,863
13,940	Open Text Corp.	512,016
39,852	Suncor Energy, Inc.	449,929
		3,615,326
	CZECH REPUBLIC — 0.1%
24,272	Avast PLC[1]	148,884

	DENMARK — 1.6%
4,838	Chr Hansen Holding A/S	487,324
4,264	Coloplast A/S - Class B	622,309
13,612	Demant A/S*	428,713
8,200	GN Store Nord A/S	589,778
10,496	H Lundbeck A/S	295,595
		2,423,719
	FINLAND — 0.6%
66,256	Stora Enso Oyj - R Shares	966,658

	FRANCE — 3.1%
4,264	Air Liquide S.A.	623,348
18,860	Cie de Saint-Gobain*	735,964
4,510	Cie Generale des Etablissements Michelin	486,682
4,100	Dassault Systemes S.E.	699,906
4,018	EssilorLuxottica S.A.*	497,055
5,740	Pernod Ricard S.A.	925,375

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
16,236	Sanofi - ADR	$735,491
		4,703,821
	GERMANY — 4.0%
5,740	Continental AG	610,320
5,740	Fresenius Medical Care A.G. & Co. KGaA	438,484
10,086	HeidelbergCement AG	577,095
5,822	Merck KGaA	862,300
13,366	Nemetschek S.E.	966,859
5,330	Puma S.E.*	465,897
820	Rational AG	614,656
6,478	Siemens AG	759,872
3,198	Siemens Energy A.G.*	70,034
4,838	Symrise AG	596,522
		5,962,039
	IRELAND — 1.0%
3,936	Flutter Entertainment PLC*	679,924
8,610	Kingspan Group PLC*	750,697
		1,430,621
	ISRAEL — 0.6%
100,040	ICL Group Ltd.	364,732
2,296	Nice Ltd. - Spon. ADR*	524,085
		888,817
	ITALY — 1.6%
77,818	Davide Campari-Milano S.p.A.	812,553
1,640	Ferrari N.V.	292,609
14,678	Interpump Group S.p.A.	553,965
120,950	Iren S.p.A.	274,874
11,972	Moncler S.p.A.*	479,170
		2,413,171
	JAPAN — 35.0%
8,200	ABC-Mart, Inc.	416,510
65,600	Amada Co., Ltd.	567,897
16,400	Asahi Intecc Co., Ltd.	507,500
49,200	Asics Corp.	611,823
8,200	Bandai Namco Holdings, Inc.	609,941
16,400	Benesse Holdings, Inc.	385,762
41,000	Brother Industries Ltd.	629,864
24,600	Calbee, Inc.	753,013
32,800	Canon, Inc.	564,917
16,400	Capcom Co., Ltd.	902,047

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,800	Casio Computer Co., Ltd.	$495,420
8,200	CyberAgent, Inc.	513,775
65,600	Daicel Corp.	466,868
16,400	Denso Corp.	758,975
24,600	Ebara Corp.	679,830
4,100	Ezaki Glico Co., Ltd.	170,016
16,400	Fancl Corp.	514,559
24,600	Fuji Electric Co., Ltd.	741,247
65,600	Fuji Media Holdings, Inc.	630,021
16,400	FUJIFILM Holdings Corp.	834,276
8,200	Fujitsu Ltd.	958,915
16,400	GungHo Online Entertainment, Inc.	405,215
16,400	Hamamatsu Photonics KK	822,039
8,200	Harmonic Drive Systems, Inc.	539,659
8,200	Hisamitsu Pharmaceutical Co., Inc.	390,233
16,400	Hitachi Construction Machinery Co., Ltd.	401,607
8,200	Horiba Ltd.	400,823
49,200	Infomart Corp.	406,627
41,000	Japan Airlines Co., Ltd.*	712,617
8,200	Japan Airport Terminal Co., Ltd.	354,544
8,200	Justsystems Corp.	536,522
24,600	Kaneka Corp.	684,301
8,200	Kao Corp.	582,016
24,600	Kewpie Corp.	503,107
41,000	Komatsu Ltd.	918,127
24,600	Konami Holdings Corp.	957,739
49,200	K's Holdings Corp.	627,825
16,400	Kyocera Corp.	899,066
24,600	Kyowa Kirin Co., Ltd.	609,470
16,400	Lion Corp.	335,248
16,400	M3, Inc.	1,102,380
16,400	Mabuchi Motor Co., Ltd.	673,006
16,400	Mani, Inc.	409,922
16,400	Matsumotokiyoshi Holdings Co., Ltd.	604,764
8,200	Mercari, Inc.*	345,131
16,400	MISUMI Group, Inc.	484,752
98,400	Mitsubishi Chemical Holdings Corp.	551,770
4,100	Morinaga & Co., Ltd.	155,505
24,600	Nexon Co., Ltd.	686,889
32,800	NGK Spark Plug Co., Ltd.	572,604
8,200	Nihon Kohden Corp.	256,495
16,400	Nihon M&A Center, Inc.	958,523
16,400	Nihon Unisys Ltd.	482,399

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
41,000	Nippon Television Holdings, Inc.	$431,414
16,400	Nissan Chemical Corp.	865,965
8,200	Nitto Denko Corp.	573,388
24,600	Nomura Research Institute Ltd.	728,305
8,200	NS Solutions Corp.	239,239
82,000	Oji Holdings Corp.	344,347
24,600	Olympus Corp.	468,045
32,800	Ono Pharmaceutical Co., Ltd.	932,481
32,800	Pan Pacific International Holdings Corp.	697,165
24,600	Park24 Co., Ltd.*	331,326
16,400	Persol Holdings Co., Ltd.	246,455
8,200	Pigeon Corp.	376,899
24,600	Pola Orbis Holdings, Inc.	484,282
16,400	Rohto Pharmaceutical Co., Ltd.	511,421
16,400	Ryohin Keikaku Co., Ltd.	342,307
73,800	Sanwa Holdings Corp.	838,668
8,200	Sawai Pharmaceutical Co., Ltd.	394,548
8,200	SCSK Corp.	407,098
16,400	Shimadzu Corp.	466,084
32,800	Showa Denko KK	554,406
32,800	Skylark Holdings Co., Ltd.	466,554
8,200	SMS Co., Ltd.	240,807
229,600	Sumitomo Chemical Co., Ltd.	746,738
90,200	Sumitomo Rubber Industries Ltd.	787,762
16,400	Suntory Beverage & Food Ltd.	564,760
16,400	Suzuki Motor Corp.	699,204
49,200	Takara Holdings, Inc.	494,165
16,400	TBS Holdings, Inc.	251,946
16,400	Toho Co., Ltd.	647,905
16,400	Toho Gas Co., Ltd.	845,571
16,400	TOTO Ltd.	744,385
8,200	Toyo Suisan Kaisha Ltd.	407,882
16,400	Trend Micro, Inc.	917,735
24,600	Tsumura & Co.	721,245
8,200	Workman Co., Ltd.	723,991
8,200	Yakult Honsha Co., Ltd.	396,901
16,400	Yaskawa Electric Corp.	633,002
32,800	Yokogawa Electric Corp.	478,791
24,600	Zensho Holdings Co., Ltd.	572,525
		52,659,813
	NETHERLANDS — 2.1%
3,362	ASML Holding N.V. - NY Reg. Shs.	1,214,388

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
5,002	Koninklijke DSM N.V.	$800,863
8,200	QIAGEN N.V.*	389,008
9,840	Wolters Kluwer N.V.	797,535
		3,201,794
	NEW ZEALAND — 0.2%
28,864	a2 Milk Co., Ltd.*	279,276

	SINGAPORE — 0.3%
221,400	SATS Ltd.	483,173

	SPAIN — 0.7%
8,364	Amadeus IT Group S.A. - Class A	399,358
26,896	Industria de Diseno Textil S.A.	663,878
		1,063,236
	SWEDEN — 4.1%
22,796	AddTech A.B. - B Shares	252,260
16,892	Atlas Copco A.B. - A Shares	745,619
46,084	Dometic Group A.B.*,[1]	496,193
31,406	Elekta A.B. - Class B	368,003
31,488	Epiroc A.B. - Class A	470,490
27,634	Getinge A.B. - B Shares	541,277
36,408	Hennes & Mauritz AB - B Shares*	591,451
53,300	Husqvarna AB - Class B	550,895
31,242	Sandvik AB*	556,316
28,126	SKF AB - Class B	575,719
35,916	Tele2 A.B. - B Shares	425,893
33,702	Trelleborg AB - Class B*	559,987
		6,134,103
	SWITZERLAND — 2.5%
13,284	Cie Financiere Richemont S.A.	833,375
1,476	Geberit A.G.	840,622
9,512	Novartis A.G. - Spon. ADR	742,697
2,460	Roche Holding AG	791,103
246	SGS S.A.	614,899
		3,822,696
	UNITED KINGDOM — 5.2%
14,186	Burberry Group PLC	248,724
26,486	Coca-Cola HBC A.G.	601,024
159,900	ConvaTec Group PLC[1]	373,599
7,544	Croda International PLC	588,580
96,350	DS Smith PLC*	352,688

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
38,212	GVC Holdings PLC*	$477,381
36,982	IMI PLC	494,435
82,082	JD Sports Fashion PLC	786,651
984	Meggitt PLC*	3,477
7,216	Reckitt Benckiser Group PLC	634,460
6,560	Renishaw PLC*	474,572
59,860	Sage Group PLC	491,948
15,170	Smith & Nephew PLC - Spon. ADR	532,012
33,128	Smiths Group PLC	569,485
5,166	Spirax-Sarco Engineering PLC	753,463
25,010	Weir Group PLC*	463,564
		7,846,063
	UNITED STATES — 24.8%
6,232	Activision Blizzard, Inc.	471,949
2,542	Adobe, Inc.*	1,136,528
1,968	Advance Auto Parts, Inc.	289,847
6,560	Agilent Technologies, Inc.	669,710
3,280	Alexion Pharmaceuticals, Inc.*	377,659
656	Align Technology, Inc.*	279,509
4,838	Amphenol Corp. - Class A	545,920
4,592	Analog Devices, Inc.	544,290
9,184	Apple, Inc.	999,770
1,804	Becton, Dickinson and Co.	416,959
8,200	Best Buy Co., Inc.	914,710
246	Booking Holdings, Inc.*	399,135
10,660	Bristol-Myers Squibb Co.	623,077
6,970	Brown-Forman Corp. - Class B	485,879
8,200	Check Point Software Technologies Ltd.*	931,192
2,132	Cintas Corp.	670,621
9,840	Cisco Systems, Inc.	353,256
1,394	Cooper Cos., Inc.	444,756
18,204	Corteva, Inc.	600,368
4,346	Danaher Corp.	997,581
3,526	Dollar Tree, Inc.*	318,468
8,200	Dynatrace, Inc.*	289,542
4,756	Eaton Corp. PLC	493,625
8,856	eBay, Inc.	421,811
2,214	Edwards Lifesciences Corp.*	158,722
2,952	Electronic Arts, Inc.*	353,738
3,280	Eli Lilly and Co.	427,909
15,334	Emerson Electric Co.	993,490
3,116	Expedia Group, Inc.	293,371

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,378	Facebook, Inc. - Class A*	$625,676
11,972	Fastenal Co.	517,550
8,200	Genuine Parts Co.	741,526
6,232	Gilead Sciences, Inc.	362,391
11,726	Hasbro, Inc.	969,975
1,230	Illumina, Inc.*	360,021
7,380	Intel Corp.	326,786
2,706	Intuit, Inc.	851,524
24,600	Keurig Dr Pepper, Inc.	661,740
1,968	Lam Research Corp.	673,213
2,132	NVIDIA Corp.	1,068,900
2,952	Parker-Hannifin Corp.	615,079
5,330	PayPal Holdings, Inc.*	992,073
12,136	PPG Industries, Inc.	1,574,282
4,428	Qorvo, Inc.*	563,950
4,756	QUALCOMM, Inc.	586,700
5,412	Seagate Technology PLC	258,802
14,104	Southwest Airlines Co.	557,531
3,034	Stryker Corp.	612,898
4,674	Synopsys, Inc.*	999,582
2,296	Take-Two Interactive Software, Inc.*	355,696
1,968	Thermo Fisher Scientific, Inc.	931,100
4,756	Tractor Supply Co.	633,547
1,148	Ulta Beauty, Inc.*	237,372
3,526	Varian Medical Systems, Inc.*	609,293
13,530	Walgreens Boots Alliance, Inc.	460,561
12,628	Western Digital Corp.	476,454
2,296	Workday, Inc. - Class A*	482,436
4,018	Xilinx, Inc.	476,896
7,380	Xylem, Inc.	643,093
11,234	Zimmer Biomet Holdings, Inc.	1,484,011
4,100	Zoetis, Inc.	650,055
		37,264,105
	TOTAL COMMON STOCKS
	(Cost $122,811,979)	140,999,399
	TOTAL INVESTMENTS — 93.7%
	(Cost $122,811,979)	140,999,399
	Other Assets in Excess of Liabilities — 6.3%	9,410,901
	TOTAL NET ASSETS — 100.0%	$150,410,300

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

October 31, 2020 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,018,676, which respresents 0.68% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

SUMMARY OF INVESTMENTS

October 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	19.9%
Industrials	17.9%
Health Care	15.8%
Consumer Discretionary	15.7%
Materials	9.1%
Consumer Staples	8.8%
Communication Services	5.5%
Utilities	0.7%
Energy	0.3%
Total Common Stocks	93.7%
Total Investments	93.7%
Other Assets in Excess of Liabilities	6.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2020 (Unaudited)

Assets:
Investments, at value (Cost $122,811,979)	$140,999,399
Foreign currency, at value (Cost $166,012)	163,980
Cash	8,853,588
Receivables:
Dividends and interest	496,345
Total assets	150,513,312

Liabilities:
Advisory fees	103,012
Total liabilities	103,012

Net Assets	$150,410,300

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$137,234,583
Total distributable earnings	13,175,717
Net Assets	$150,410,300

Shares of beneficial interest issued and outstanding	4,100,001
Net asset value per share	$36.69

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2020 (Unaudited)

Investment Income:
Dividend (net of foreign withholding taxes of $117,922)	$1,102,167
Interest	29
Total investment income	1,102,196

Expenses:
Advisory fees	559,370
Interest expense	222
Total expenses	559,592
Net investment income	542,604

Realized and Unrealized Gain:
Net realized gain on investments	2,473,774
Net realized gain on foreign currency transactions	13,517
Net change in unrealized appreciation/(depreciation) on investments	16,764,164
Net change in unrealized appreciation/(depreciation) on foreign currency translation	1,104
Net realized and unrealized gain	19,252,559

Net Increase in Net Assets from Operations	$19,795,163

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$542,604	$1,229,451
Net realized gain (loss) on investments and foreign currency transactions	2,487,291	(2,355,408)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	16,765,268	(5,283,105)
Net increase (decrease) in net assets resulting from operations	19,795,163	(6,409,062)

Distributions to Shareholders:	-	(1,457,405)

Capital Transactions:
Net proceeds from shares sold	19,224,590	23,355,448
Cost of shares redeemed	(19,280,910)	(16,445,261)
Net increase (decrease) in net assets from capital share transactions	(56,320)	6,910,187

Total increase (decrease) in net assets	19,738,843	(956,280)

Net Assets:
Beginning of period	130,671,457	131,627,737
End of period	$150,410,300	$130,671,457

Capital Share Transactions:
Shares sold	550,000	700,000
Shares redeemed	(550,000)	(500,000)
Net increase in capital share transactions	-	200,000

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2020	For the Year Ended April 30,				For the Period July 7, 2015* through
	(Unaudited)	2020	2019	2018	2017	April 30, 2016
Net asset value, beginning of period	$31.87	$33.75	$34.06	$29.34	$25.64	$25.00
Income from Investment Operations:
Net investment income[1]	0.13	0.31	0.39	0.31	0.28	0.29
Net realized and unrealized gain (loss) on investments	4.69	(1.83)	(0.41)	4.64	3.59	0.41
Total from investment operations	4.82	(1.52)	(0.02)	4.95	3.87	0.70

Less Distributions:
From net investment income	-	(0.36)	(0.29)	(0.23)	(0.17)	(0.06)
Total distributions	-	(0.36)	(0.29)	(0.23)	(0.17)	(0.06)

Net asset value, end of period	$36.69	$31.87	$33.75	$34.06	$29.34	$25.64

Total return[2]	15.12%[4]	(4.64)%	0.09%	16.89%	15.19%	2.80%[4]
Total return at market price[3]	16.06%[4]	(5.35)%	(0.08)%	16.73%	16.81%	1.72%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$150,410	$130,671	$131,628	$132,826	$73,354	$15,382

Ratio of expenses to average net assets	0.75%[5]	0.75%	0.75%	0.75%	0.75%	0.75%[5]
Ratio of net investment income to average net assets	0.73%[5]	0.92%	1.19%	0.94%	1.05%	1.44%[5]

Portfolio turnover rate	29%[4,6]	19%[6]	18%[6]	10%[6]	47%[6]	18%[4,6]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited)

Note 1 – Organization

Knowledge Leaders Developed World ETF (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”).

The Fund commenced investment operations on May 25, 2020 following the tax-free reorganization of the Knowledge Leaders Developed World ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, into the Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees of Exchange Listed Funds Trust on February 25, 2020, the Trust’s Board of Trustees on March 12, 2020, and by shareholders of the Predecessor Fund on May 18, 2020. The tax-free reorganization was accomplished as of the close of business on May 22, 2020. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted below:

Shares Issued	Net Assets
4,100,001	$133,814,002

The net unrealized appreciation of investments transferred was $4,234,983 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing NAV of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $1,800, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $3,500, regardless of the number of Creation Units created in the transaction.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April, 2017-2020 and as of and during the six months ended October 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Prior to the close of business on May 22, 2020, investment advisory services were provided to the Predecessor Fund by Exchange Traded Concepts, LLC (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets. Under the Advisory Agreement, the Previous Advisor had agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators. Prior to the close of business on May 22, 2020, the Bank of New York Mellon served as the Predecessor Fund’s co-administrator, fund accountant, transfer agent and custodian. UMBFS served as the Fund’s co-administrator.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on May 22, 2020, Foreside Fund Services, LLC served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on May 22, 2020, Foreside Fund Officer Services, LLC served as the CCO to the Exchange Listed Funds Trust.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2020, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$124,258,835

Gross unrealized appreciation	$26,830,966
Gross unrealized depreciation	(10,090,402)
Net unrealized appreciation on investments	$16,740,564

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$383,373
Undistributed long-term capital gains	-
Tax distributable earnings	383,373

Accumulated capital and other losses	(7,000,882)

Net unrealized depreciation on investments	(5,841)
Net unrealized appreciation on foreign currency translations	3,904

Total accumulated deficit	$(6,619,446)

The tax character of distributions paid during the fiscal years ended April 30, 2020 and April 30, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$1,457,405	$1,333,793
Net long-term capital gains	-	-
Total distributions paid	$1,457,405	$1,333,793

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2020 were as follows:

Fund	Purchases	Sales
Knowledge Leaders Developed World ETF	$40,891,823	$49,004,390

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended October 31, 2020 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Knowledge Leaders Developed World ETF	$19,010,895	$18,522,514	$4,965,794

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Fund to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Fund.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Knowledge Leaders Developed World ETF

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2020 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stock*	$140,999,399	$-	$-	$140,999,399
Total Investments	$140,999,399	$-	$-	$140,999,399

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 30, 2020, to shareholders of record on December 24, 2020 as follows:

Long Term Capital Gain	Short Term Capital Gain	Income
$0.00000	$0.00000	$0.25678

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on March 11-12, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Knowledge Leaders Capital, LLC (the “Investment Advisor”) with respect to the Knowledge Leaders Developed World ETF series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the existing Knowledge Leaders Developed World ETF (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one- and three-year periods ended December 31, 2019; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s World Large Stock fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding the other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Predecessor Fund’s annualized total return for the three-year period was higher than the Peer Group and Fund Universe median returns, but below the Knowledge Leaders Developed World Index return by 0.94%. The Predecessor Fund’s total return for the one-year period was higher than the Peer Group median return, but below the Fund Universe median return and the Knowledge Leaders Developed World Index return by 1.25% and 1.28%, respectively.

The Board noted its familiarity with the Investment Advisor as the investment advisor for another series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was the same as the Peer Group and Fund Universe medians. The Trustees considered, however, that the Fund would pay a unitary fee to the Investment Advisor, from which the Investment Advisor would pay the Fund’s operating expenses, and that the actual advisory fee received by the Investment Advisor from the Fund would be less than the median advisory fees of the Peer Group and Fund Universe. The Trustees noted that the proposed advisory fee is within the range of fees that the Investment Advisor typically charges to manage wrap-fee and managed-account programs using the same strategy as the Fund. The Trustees observed, however, that management of ETF assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s wrap-fee and managed-account programs. The Trustees also noted that the proposed advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Investment Advisor. The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were lower than the Fund Universe median and the same as the Peer Group median.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of approximately $131 million, and determined that the Investment Advisor’s anticipated profit from its relationship with the Fund was reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the advisory agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Knowledge Leaders Developed World ETF

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Knowledge Leaders Developed World ETF, a series of the Trust (the “Fund”), pursuant to the Liquidity Rule. The Board has appointed Knowledge Leaders Capital, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund’s classification as an In-Kind ETF and the requirements to maintain this classification;
●	An overview of market liquidity for the Fund during the Program Reporting Period;
●	The Fund’s in-kind redemption process;
●	The Fund’s cash management;
●	The Fund’s borrowing activity, if any, in order to meet redemption requests;
●	The Fund’s compliance with the 15% limit of illiquid investments; and

The Report stated that the Fund is classified as an In-Kind ETF and therefore the Fund is not required to establish an HLIM. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as an In-Kind ETF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Knowledge Leaders Developed World ETF

EXPENSE EXAMPLE

For the Six Months Ended October 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/20	10/31/20	5/1/20 – 10/31/20
Actual Performance	$1,000.00	$1,015.20	$4.09
Hypothetical (5% annual return before expenses)	1,000.00	1,021.43	3.84

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

FUND INFORMATION

	TICKER	CUSIP
Knowledge Leaders Developed World ETF	KLDW	461 43U 849

Privacy Principles of the Knowledge Leaders Developed World ETF for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Knowledge Leaders Developed World ETF for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 428-3525 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 428-3525 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 428-3525.

Knowledge Leaders Developed World ETF

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 428-3525

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/08/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/08/21

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/08/21